                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03639

Morgan Stanley Developing Growth Securities Trust
                         (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                       (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2006

Date of reporting period: December 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY DEVELOPING GROWTH SECURITIES TRUST
PORTFOLIO OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  NUMBER OF
   SHARES                                                                                                  VALUE
-------------                                                                                        -----------------

                  COMMON STOCKS (98.0%)
                  Advertising/Marketing Services (4.8%)
   188,155        Getty Images, Inc.*                                                              $       16,796,597
   152,219        Lamar Advertising Co. (Class A)*                                                          7,023,385
                                                                                                     -----------------
                                                                                                           23,819,982
                                                                                                     -----------------
                  Air Freight/Couriers (4.6%)
   300,440        C.H. Robinson Worldwide, Inc.                                                            11,125,293
   172,939        Expeditors International of Washington, Inc.                                             11,675,112
                                                                                                     -----------------
                                                                                                           22,800,405
                                                                                                     -----------------
                  Apparel/Footwear Retail (1.0%)
   113,128        Chico's FAS, Inc.*                                                                        4,969,713
                                                                                                     -----------------

                  Biotechnology (1.9%)
   100,967        Gen-Probe Inc.*                                                                           4,926,180
    83,373        Techne Corp.*                                                                             4,681,394
                                                                                                     -----------------
                                                                                                            9,607,574
                                                                                                     -----------------
                  Casino/Gaming (6.4%)
   488,170        International Game Technology                                                            15,025,873
   149,068        Station Casinos, Inc.                                                                    10,106,810
   125,537        Wynn Resorts, Ltd.*                                                                       6,885,704
                                                                                                     -----------------
                                                                                                           32,018,387
                                                                                                     -----------------
                  Construction Materials (1.0%)
    79,144        Rinker Group Ltd. (ADR) (Australia)                                                       4,747,057
                                                                                                     -----------------

                  Data Processing Services (1.0%)
   103,300        CheckFree Corp.*                                                                          4,741,470
                                                                                                     -----------------

                  Electronic Production Equipment (1.0%)
   187,726        Tessera Technologies, Inc.*                                                               4,852,717
                                                                                                     -----------------

                  Financial Conglomerates (2.1%)
   204,164        Brookfield Asset Management Inc. (Class A) (Canada)                                      10,275,574
                                                                                                     -----------------

                  Gas Distributors (1.0%)
    68,102        Questar Corp.                                                                             5,155,321
                                                                                                     -----------------

                  Home Building (2.7%)
   209,164        Desarrolladora Homex S.A. de C.V. (ADR) (Mexico)*                                         6,417,152
    10,167        NVR, Inc.*                                                                                7,137,234
                                                                                                     -----------------
                                                                                                           13,554,386
                                                                                                     -----------------
                  Hotels/Resorts/Cruiselines (1.0%)
   117,341        Gaylord Entertainment Co.*                                                                5,114,894
                                                                                                     -----------------

                  Insurance Brokers/Services (2.0%)
   187,784        Brown & Brown, Inc.                                                                       5,734,923
   100,882        ChoicePoint, Inc.*                                                                        4,490,258
                                                                                                     -----------------
                                                                                                           10,225,181
                                                                                                     -----------------
                  Internet Software/Services (1.4%)
    84,492        Netease.com Inc. (ADR) (Cayman Islands)*                                                  4,745,071
   100,946        SINA Corp. (Cayman Islands)*                                                              2,438,855
                                                                                                     -----------------
                                                                                                            7,183,926
                                                                                                     -----------------
                  Investment Banks/Brokers (3.1%)
   233,498        Ameritrade Holding Corp.*                                                                 5,603,952
    26,278        Chicago Mercantile Exchange Holdings, Inc.                                                9,656,902
                                                                                                     -----------------
                                                                                                           15,260,854
                                                                                                     -----------------

                  Investment Managers (1.6%)
   248,788        Calamos Asset Management Inc. (Class A)                                                   7,824,383
                                                                                                     -----------------

                  Medical Specialties (2.4%)
   290,105        Dade Behring Holdings, Inc.                                                              11,862,393
                                                                                                     -----------------

                  Medical/Nursing Services (1.0%)
    93,863        DaVita, Inc.*                                                                             4,753,222
                                                                                                     -----------------

                  Miscellaneous Commercial Services (6.5%)
   215,217        Corporate Executive Board Co. (The)                                                      19,304,965
   305,306        Iron Mountain Inc.*                                                                      12,890,019
                                                                                                     -----------------
                                                                                                           32,194,984
                                                                                                     -----------------
                  Miscellaneous Manufacturing (1.4%)
   203,052        Pentair, Inc.                                                                             7,009,355
                                                                                                     -----------------

                  Motor Vehicles (1.6%)
   151,435        Harley-Davidson, Inc.                                                                     7,797,388
                                                                                                     -----------------

                  Movies/Entertainment (1.0%)
   107,934        International Speedway Corp. (Class A)                                                    5,170,039
                                                                                                     -----------------

                  Oil & Gas Production (7.8%)
   291,820        Southwestern Energy Co.*                                                                 10,488,011
   504,621        Ultra Petroleum Corp. (Canada)*                                                          28,157,852
                                                                                                     -----------------
                                                                                                           38,645,863
                                                                                                     -----------------
                  Other Consumer Services (6.9%)
   162,465        Career Education Corp.*                                                                   5,478,320
   309,858        Expedia, Inc.*                                                                            7,424,198
   160,809        ITT Educational Services, Inc.*                                                           9,505,420
    86,870        Strayer Education, Inc.                                                                   8,139,719
    77,481        Weight Watchers International, Inc.*                                                      3,829,886
                                                                                                     -----------------
                                                                                                           34,377,543
                                                                                                     -----------------
                  Packaged Software (3.3%)
   314,535        Red Hat, Inc.*                                                                            8,567,933
   253,522        Salesforce.com Inc.*                                                                      8,125,380
                                                                                                     -----------------
                                                                                                           16,693,313
                                                                                                     -----------------
                  Personnel Services (3.3%)
   407,845        Monster Worldwide, Inc.*                                                                 16,648,233
                                                                                                     -----------------

                  Property - Casualty Insurers (0.8%)
     6,934        White Mountains Insurance Group, Ltd. (Bermuda)                                           3,872,986
                                                                                                     -----------------

                  Real Estate Development (2.1%)
    99,751        CB Richard Ellis Group, Inc. (Class A)*                                                   5,870,346
    72,172        St. Joe Co. (The)                                                                         4,851,402
                                                                                                     -----------------
                                                                                                           10,721,748
                                                                                                     -----------------
                  Recreational Products (2.1%)
   764,109        Activision, Inc.*                                                                        10,498,858
                                                                                                     -----------------

                  Restaurants (4.0%)
   138,504        Cheesecake Factory, Inc. (The)*                                                           5,178,665
   137,552        P.F. Chang's China Bistro, Inc.*                                                          6,826,706
   145,551        Wendy's International, Inc.                                                               8,043,148
                                                                                                     -----------------
                                                                                                           20,048,519
                                                                                                     -----------------
                  Semiconductors (2.1%)
   172,560        Freescale Semiconductor Inc. (Class A)*                                                   4,346,786
   107,149        Marvell Technology Group, Ltd. (Bermuda)*                                                 6,009,987
                                                                                                     -----------------
                                                                                                           10,356,773
                                                                                                     -----------------
                  Services to the Health Industry (2.2%)
   188,387        Stericycle, Inc.*                                                                        11,092,227
                                                                                                     -----------------

                  Specialty Stores (4.3%)
   165,240        AutoZone, Inc.*                                                                          15,160,770
   123,435        Tractor Supply Co.*                                                                       6,534,649
                                                                                                     -----------------
                                                                                                           21,695,419
                                                                                                     -----------------
                  Specialty Telecommunications (2.5%)
   454,712        Crown Castle International Corp.*                                                        12,236,300
                                                                                                     -----------------

                  Tobacco (1.5%)
   174,913        Loews Corp.- Carolina Group                                                               7,694,423
                                                                                                     -----------------

                  Wholesale Distributors (1.0%)
   132,619        SCP Pool Corp.                                                                            4,936,079
                                                                                                     -----------------

                  Wireless Telecommunications (3.6%)
   405,560        NII Holdings, Inc. (Class B)*                                                            17,714,861
                                                                                                     -----------------

                  TOTAL COMMON STOCKS
                    (Cost $402,994,590)                                                                   488,172,350
                                                                                                     -----------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
                  SHORT-TERM INVESTMENT (2.1%)
                  REPURCHASE AGREEMENT
   $10,210        Joint repurchase agreement account
                  4.25% due 01/03/06 (dated 12/30/05;
                  proceeds $10,214,821) (a)
                   (Cost $10,210,000)                                                                      10,210,000
                                                                                                     -----------------

                  TOTAL INVESTMENTS
                   (Cost $413,204,590)(b)                                                 100.1%          498,382,350
                  LIABILITIES IN EXCESS OF OTHER ASSETS                                    (0.1)             (515,195)
                                                                                     ------------    -----------------
                  NET ASSETS                                                              100.0%         $497,867,155
                                                                                     ============    =================

----------------------------------------------------------------------------------
   ADR     American Depositary Receipt.
    *      Non-income producing security.
   (a)     Collateralized by federal agency and U.S. Treasury obligations.
   (b)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $97,826,242 and the aggregate gross unrealized depreciation is $12,648,482, resulting in net unrealized appreciation of $85,177,760.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Developing Growth Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Developing Growth
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Omitted;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 9, 2006

                                                  /s/ Ronald E. Robison
                                                  Ronald E. Robison
                                                  Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Developing Growth
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Omitted;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: February 9, 2006

                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer

                                       5